Leases	9 Months Ended
Sep. 30, 2025
Leases
Leases

Note 6 – Leases

Operating Leases

On January 16, 2023, Focus Universal (Shenzhen) Technology Co. LTD entered into a thirty-six month commercial lease with a third party for an approximately 2,017 square foot office space. The lease commenced on February 1, 2023 and will end on January 31, 2026. The monthly rent is RMB 29,974 (approximately $4,172) with approximately an 11.1% to 12.5% increase rate in each additional year. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar term, which is 10%. Lease expense for the lease is recognized on a straight-line basis over the lease term.

On February 22, 2023, Focus Universal (Shenzhen) Technology Co. LTD entered into a thirty-six month commercial lease with a third party for an approximately 3,449 square foot office space. The lease commenced on March 31, 2023 and will end on February 28, 2026. The monthly rent is RMB 35,246 (approximately $4,906) with approximately an 11.1% to 12.5% increase rate in each additional year. The incremental borrowing rate for a lease is the rate of interest the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments for the asset under similar terms, which is 10%. Lease expense for the lease is recognized on a straight-line basis over the lease term.

Operating lease right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. As of September 30, 2025 and December 31, 2024, operating lease right-of use assets and lease liabilities were as follows:

	September 30, 2025	December 31, 2024
Operating lease right-of-use assets, net	$37,658	$108,270
Lease liabilities, current portion	$20,534	$106,706
Lease liabilities, less current portion	$–	$8,114

Lease term and discount rate:

	September 30, 2025	December 31, 2024
Weighted average remaining lease term:
Operating lease	0.33 to 0.50 years	1.08 to 1.25 years
Weighted average discount rate:
Operating lease	10%	10%

The minimum future lease payments are as follows:

Amount
Year ending December 31, 2025	$13,518
Year ending December 31, 2026	8,215
Total minimum lease payment	21,733
Less: imputed interest	(1,199)
Present value of future minimum lease payments	$20,534

Short Term Leases

On July 8, 2024, the Company entered into a Standard Industrial/Commercial Single-Tenant Lease (the “Lease”) with the Veena Asset Management, LLC to lease the same Focus Universal premises located at 2311 East Locust Court, Ontario, CA 91761 back for one year commencing at the close of escrow of the Purchase Agreement and ending on July 31, 2025, for 14,004 square foot office and warehouse space. Base monthly rent is $16,804, with a total of $58,812 which was due upon execution of the lease. The Company entered into a First Lease Amendment on March 21, 2025, extending the lease until January 31, 2026, with no other changes to the original terms.

The Company recorded an operating lease expense of $256,733 and $146,523 for the nine months ended September 30, 2025 and 2024, respectively. This is included in general and administrative expenses.